Tax expense	12 Months Ended
Dec. 31, 2025
Tax expense.
Tax expense

16Tax expense

Tax recognised in profit or loss	2025	2024	2023
Current tax	36,397	15,310	7,642
Income tax - current year	34,522	14,382	4,821
Income tax – change in tax estimate	—	—	1,944
Withholding tax - current year	1,875	928	867
Acquisition of Bilboes Gold tax liability	—	—	10

Deferred tax expense	2,661	2,179	5,168
Origination and reversal of temporary differences	2,661	2,179	5,168

Tax expense – recognised in profit or loss	39,058	17,489	12,810

Tax recognised in other comprehensive income
Income tax - current year	—	—	—

Tax expense	39,058	17,489	12,810

16Tax expense (continued)

Unrecognised deferred tax assets	2025	2024	2023
Bilboes Holdings (Private) Limited(1)	4,463	4,428	4,447
Caledonia Holdings Zimbabwe (Private) Limited – mining	2,942	2,942	2,942
Caledonia Holdings Zimbabwe (Private) Limited - services	5,329	3,438	1,805
Blanket Employee Trust Services (Private) Limited	351	330	260
Greenstone Management Services (Pty) Ltd (UK)(2)	126	359	144
Tax losses carried forward	13,211	11,497	9,598

Taxable losses do not expire for the entities incurring taxable losses within the Group, unless the entities cease trading. Tax losses carried forward relate to Caledonia Holdings Zimbabwe (Private) Limited and Bilboes Holdings (Private) Limited. Deferred tax assets have not been recognised in these entities as future taxable income is not deemed probable to utilise these losses against.

(1)	Assessed losses of Bilboes of $3,763 was acquired during 2023.
(2)	Assessed losses of Greenstone Management Services (Pty) Ltd (UK) are not carried over and reset to zero each year.

Tax paid	2025	2024	2023
Net income tax (payable) receivable at January 1	(2,603)	1,110	(1,284)
Current tax expense	(36,397)	(15,310)	(7,642)
VAT allocated against income tax	11,876	1,112	—
Foreign currency movement	207	(160)	840
Acquisition of Bilboes Gold tax liability	—	—	(10)
Net income tax payable (receivable) December 31,	343	2,603	(1,110)
Tax paid	(26,574)	(10,645)	(9,206)

16Tax expense (continued)

Reconciliation of tax rate	2025	2024	2023
Profit for the year	67,511	23,054	(4,840)
Total tax expense	39,058	17,489	12,810
Profit before tax	106,569	40,543	7,970

Income tax at Company’s domestic tax rate (1)	—	—	—
Tax rate differences in foreign jurisdictions (2)	31,841	13,626	5,808
Management fee – withholding tax on deemed dividend portion	276	313	398
Management fee – non-deductible deemed dividend	377	615	675
Management fee – withholding tax - current year	139	139	169
Withholding tax on intercompany dividends	1,464	476	300
Withholding tax - other	(3)	—	—
Capital gains tax	1,969	—	—
Non-deductible expenditure
- Donations	287	289	318
- Other non-deductible expenditure and income	717	(257)	37
Unrealised foreign exchange gains (loss)	(82)	245	(642)
Change in tax estimate
- Zimbabwean income tax	—	—	1,891
- South African income tax	—	—	53
Deferred tax asset on tax losses not recognised	2,073	2,043	3,803
Tax expense - recognised in profit or loss	39,058	17,489	12,810

(1)	The tax rate in Jersey, Channel Islands is 0% (2024: 0%).
(2)	The effective tax rate of 36.65% (2024: 43.14%) exceeds the statutory tax rates of subsidiaries of the Company, as certain expenditures are incurred by the Company that are not tax-deductible against taxable income in Zimbabwe, South Africa, United Kingdom and Jersey, Channel Islands.

16Tax expense (continued)

Recognised deferred tax assets and liabilities

	Assets		Liabilities		Net
	2025	2024	2025	2024	2025	2024
Property, plant and equipment	—	—	(52,109)	(48,969)	(52,109)	(48,969)
Right of use assets	—	—	(55)	(68)	(55)	(68)
Exploration and evaluation assets	—	—	(159)	(159)	(159)	(159)
Inventories – obsolete stock	692	418	—	—	692	418
Prepayments	—	—	(22)	(9)	(22)	(9)
Trade and other payables	443	227	—	—	443	227
Provisions	345	295	—	—	345	295
Lease liabilities	62	69	—	—	62	69
Other	18	42	—	—	18	42
Tax assets/ (liabilities)	1,560	1,051	(52,345)	(49,205)	(50,785)	(48,154)
					(1)	(1)

(1)

The net deferred tax liability consists of a deferred tax asset of $230 (2024: $264) from the South African operation and a net deferred tax liability of $51,015 (2024: $48,418) due to the Zimbabwean operation. The amounts are in different tax jurisdictions and cannot be offset. The amounts are presented as part of non-current assets and non-current liabilities in the statements of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.

Movement in recognised deferred tax assets and liabilities

	Balance	Recognised	Foreign	Balance
	January 1,	in profit or	exchange	December
	2025	loss	movement	31, 2025
Property, plant and equipment	(48,969)	(3,140)	—	(52,109)
Right of use assets	(68)	20	(7)	(55)
Exploration and evaluation assets	(159)	—	—	(159)
Inventories – obsolete stock	418	274	—	692
Prepayments	(9)	(11)	(2)	(22)
Trade and other payables	227	189	27	443
Provisions	295	50	—	345
Lease liabilities	69	(15)	8	62
Other	42	(28)	4	18
Tax (liabilities)/ assets	(48,154)	(2,661)	30	(50,785)

	Balance	Recognised	Foreign	Balance
	January 1,	in profit or	exchange	December
	2024	loss	movement	31, 2024
Property, plant and equipment	(46,549)	(2,420)	—	(48,969)
Right of use assets	(21)	(48)	1	(68)
Exploration and evaluation assets	(146)	(13)	—	(159)
Inventories - obsolete stock	365	53	—	418
Prepayments	(9)	—	—	(9)
Trade and other payables	66	212	(51)	227
Provisions	233	62	—	295
Lease liabilities	25	(1)	45	69
Other	66	(24)	—	42
Tax (liabilities)/ assets	(45,970)	(2,179)	(5)	(48,154)